Related parties - Exculpation, insurance and indemnification (Details) $ in Millions	Dec. 31, 2017 USD ($)
Related parties
Percentage of shareholders equity to calculate directors and officers liability insurance	50.00%
Threshold limit for directors and officers liability insurance	$ 50